Significant accounting policies and basis of preparation (Narrative) (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Significant Accounting Policies And Basis Of Preparation [Abstract]
Fair value of restoration obligations	$ 275,000	$ 200,000